SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
Dec. 31, 2022 shares $ / shares
Number of Options, Outstanding, Beginning | shares
Weighted average exercise price, beginning | $ / shares
Granted during the period | shares	895,000
Weighted average exercise price, granted | $ / shares	$ 1.16
Exercised during the period | shares	(290,000)
Weighted average exercise price, exercised | $ / shares	$ 0.82
Granted during the period | shares	10,000
Weighted average exercise price, granted | $ / shares	$ 6.20
Number of Options, Outstanding, Ending | shares	615,000
Weighted average exercise price, ending | $ / shares	$ 1.41
Number of Options, Exercisable, Ending | shares	612,500
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.39